Income Taxes (Details) - Schedule of Company's Net Deferred Tax Asset (Liability) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Start-up/Organization costs	$ 369,323	$ 95,097
Net operating loss carryforwards		31,993
Total deferred tax assets	369,323	127,090
Valuation allowance	(369,323)	(127,090)
Net deferred tax asset
Deferred tax liabilities:
Unrealized interest on U.S. Treasuries	156,593
Net deferred tax asset (liability)	$ (156,593)
Previously Reported [Member]
Deferred tax assets:
Start-up/Organization costs		95,097
Net operating loss carryforwards		(631,204)
Total deferred tax assets		(536,107)
Valuation allowance		536,107
Net deferred tax asset
Revision of Prior Period, Adjustment [Member]
Deferred tax assets:
Start-up/Organization costs
Net operating loss carryforwards		663,197
Total deferred tax assets		663,197
Valuation allowance		(663,197)
Net deferred tax asset